 NATIONWIDE VARIABLE INSURANCE TRUST

BlackRock NVIT Equity Dividend Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AllianzGI International Growth Fund (formerly, NVIT Multi-Manager International Growth Fund)
NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT Nationwide Fund)
NVIT Columbia Overseas Value Fund (formerly, Templeton NVIT International Value Fund)
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund)
NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund)

NVIT Mellon Dynamic U.S. Equity Income Fund (formerly, American Century NVIT Multi Cap Value Fund)
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Newton Sustainable U.S. Equity Fund (formerly, Neuberger Berman NVIT Socially Responsible Fund)
NVIT Real Estate Fund
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-Manager Mid Cap Growth Fund)

Supplement dated May 7, 2020
to the Prospectus dated April 29, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund)

Effective immediately, the Prospectus is amended as follows:

1.	The information under the section entitled “Portfolio Managers” on page 37 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Vassilis Dagioglu	Managing Director, Head of Asset Allocation Portfolio Management	Since 2018
James H. Stavena	Managing Director, Senior Portfolio Manager	Since 2018
Dimitri Curtil	Managing Director, CIO, Head of Multi-Asset	Since 2020
Torrey K. Zaches, CFA	Director, Portfolio Manager	Since 2020

2.	The information under the heading entitled “NVIT Mellon Dynamic U.S. Core Fund” on page 126 of the Prospectus is deleted in its entirety and replaced with the following:

Vassilis Dagioglu, James H. Stavena, Dimitri Curtil and Torrey K. Zaches, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.

Mr. Dagioglu is the head of the asset allocation portfolio management team. Mr. Dagioglu joined Mellon in 1999.

Mr. Stavena is a senior portfolio manager. Mr. Stavena joined Mellon in 1998.

Mr. Curtil is Chief Investment Officer and is the head of the multi-asset team. Mr. Curtil joined Mellon in 2006.

Mr. Zaches is a portfolio manager. Mr. Zaches joined Mellon in 1998.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE